Intangible Assets, Net (Details Textual) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net (Textual)
Amortization expenses	$ 0	$ 216,180	$ 15,346